Borrowings - Summary of Security Details (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2019 MW
External commercial borrowings [member] | BALCO [member]
Disclosure of detailed information about borrowings [line items]
Power plant capacity	1,200
Aluminum power plant capacity	3.25
Non-convertible debentures [member] | Lanjigarh 2 [member]
Disclosure of detailed information about borrowings [line items]
Power plant capacity	210
Non-convertible debentures [member] | Lanjigarh 3 [member]
Disclosure of detailed information about borrowings [line items]
Power plant capacity	90
Non-convertible debentures [member] | Jharsuguda aluminium [member]
Disclosure of detailed information about borrowings [line items]
Power plant capacity	1,215
Non-convertible debentures [member] | Jharsuguda Power Plant [member]
Disclosure of detailed information about borrowings [line items]
Power plant capacity	2,400
Non-convertible debentures [member] | Jharsuguda Power Plant 1 [member]
Disclosure of detailed information about borrowings [line items]
Power plant capacity	2,400
Non-convertible debentures [member] | MTPA [member] | Lanjigarh 3 [member]
Disclosure of detailed information about borrowings [line items]
Aluminum power plant capacity	1.6
Non-convertible debentures [member] | MTPA [member] | Jharsuguda aluminium [member]
Disclosure of detailed information about borrowings [line items]
Aluminum power plant capacity	1.6
Term Loans [member] | Aluminium Division [member]
Disclosure of detailed information about borrowings [line items]
Power plant capacity	1,215
Term Loans [member] | Refinery expansion Project [member]
Disclosure of detailed information about borrowings [line items]
Power plant capacity	1,215
Term Loans [member] | Lanjigarh Expansion Project [member]
Disclosure of detailed information about borrowings [line items]
Power plant capacity	210
Term Loans [member] | Aluminium Division of Vedanta Limited 1 [member]
Disclosure of detailed information about borrowings [line items]
Power plant capacity	1,215
Term Loans [member] | Aluminium Division of Vedanta Limited 2 [member]
Disclosure of detailed information about borrowings [line items]
Power plant capacity	1,215
Term Loans [member] | Aluminium Division of Vedanta Limited3 [member]
Disclosure of detailed information about borrowings [line items]
Power plant capacity	1,215
Term Loans [member] | MTPA [member] | Aluminium Division [member]
Disclosure of detailed information about borrowings [line items]
Aluminum power plant capacity	1.6
Term Loans [member] | MTPA [member] | Refinery expansion Project [member]
Disclosure of detailed information about borrowings [line items]
Aluminum power plant capacity	1.6
Term Loans [member] | MTPA [member] | Aluminium Division of Vedanta Limited 1 [member]
Disclosure of detailed information about borrowings [line items]
Aluminum power plant capacity	1.6
Term Loans [member] | MTPA [member] | Aluminium Division of Vedanta Limited 2 [member]
Disclosure of detailed information about borrowings [line items]
Aluminum power plant capacity	1.6
Term Loans [member] | MTPA [member] | Aluminium Division of Vedanta Limited3 [member]
Disclosure of detailed information about borrowings [line items]
Aluminum power plant capacity	1.6